Leasing - Schedule of Analysis of Contractual Payment Dates of Leasing Liability (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Analysis of Contractual Payment Dates Of Leasing Liability [Line Items]
Total (undiscounted)	₪ 740
Discount effect	(67)
Net present value	673	₪ 1,075	₪ 1,332
Up to a year [Member]
Schedule of Analysis of Contractual Payment Dates Of Leasing Liability [Line Items]
Total (undiscounted)	469
Between 1-2 years [Member]
Schedule of Analysis of Contractual Payment Dates Of Leasing Liability [Line Items]
Total (undiscounted)	271
More than 2 years [Member]
Schedule of Analysis of Contractual Payment Dates Of Leasing Liability [Line Items]
Total (undiscounted)